UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04892

Templeton Growth Fund, Inc.
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 954 527-7500

Date of fiscal year end: 8/31

Date of reporting period: 2/29/24

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Semiannual Report
Templeton Growth
Fund, Inc.
February 29, 2024
Not FDIC Insured May Lose Value No Bank Guarantee
The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semiannual shareholder reports beginning in July 2024.
If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.
Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, enrolling at franklintempleton.com.
You may access franklintempleton.com by scanning the code below.

franklintempleton.com
Semiannual Report

Contents
Fund Overview 2
Performance Summary 4
Your Fund’s Expenses 6
Financial Highlights and Schedule of Investments 7
Financial Statements 15
Notes to Financial Statements 19
Shareholder Information 27
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

franklintempleton.com
Semiannual Report
Templeton Growth Fund, Inc.
This semiannual report for Templeton Growth Fund, Inc.
covers the period ended February 29, 2024.
Fund Overview
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests primarily in the equity
securities of companies located anywhere in the world,
including developing markets.
Performance Overview
The Fund’s Class A shares posted a +9.09% cumulative
total return for the six months under review. In comparison, the Fund’s benchmark, the MSCI All Country World Index
(ACWI)-NR, which measures stock performance in global
developed and emerging markets, posted a +11.66%
cumulative total return for the same period.
1
Please note
index performance information is provided for reference and
we do not attempt to track the index but rather undertake
investments on the basis of fundamental research. You can
find more performance data in the Performance Summary
beginning on page 4 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Geographic Composition
2/29/24
% of Total
Net Assets
North America 51.9%
Europe 29.0%
Asia 15.1%
Short-Term Investments & Other Net Assets 4.0%
Top 10 Industries
2/29/24
% of Total
Net Assets
a
Aerospace & Defense 9.2%
Semiconductors & Semiconductor Equipment 6.2%
Banks 5.5%
Oil, Gas & Consumable Fuels 5.5%
Consumer Staples Distribution & Retail 5.0%
Specialty Retail 4.4%
Automobile Components 4.2%
Hotels, Restaurants & Leisure 4.1%
Interactive Media & Services 3.5%
Health Care Providers & Services 3.2%
Top 10 Holdings
2/29/24
Company
Industry, Country
% of Total
Net Assets
a a
Rolls-Royce Holdings plc 5.0%
Aerospace & Defense, United Kingdom
Alphabet, Inc. 3.5%
Interactive Media & Services, United States
Target Corp. 3.0%
Consumer Staples Distribution & Retail, United
States
Union Pacific Corp. 2.8%
Ground Transportation, United States
Samsung Electronics Co. Ltd. 2.7%
Technology Hardware, Storage & Peripherals,
South Korea
Walt Disney Co. (The) 2.7%
Entertainment, United States
TJX Cos., Inc. (The) 2.5%
Specialty Retail, United States
Amazon.com, Inc. 2.4%
Broadline Retail, United States
Micron Technology, Inc. 2.4%
Semiconductors & Semiconductor Equipment,
United States
Anheuser-Busch InBev SA/NV 2.3%
Beverages, Belgium
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Return (NR) reflects no deduction for fees, expenses or taxes but are net of dividend tax withholding.
Important data provider notices and terms available at www.franklintempletondatasources.com.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
12
.

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
On December 31, 2023, subsequent to period-end, Herbert
Arnett left the firm to pursue other opportunities. We thank
Herbert for his service and contributions to the Fund.
Effective March 31, 2024, Peter D. Sartori was added as
Portfolio Manager of the Fund.
Thank you for your continued participation in Templeton
Growth Fund, Inc. We look forward to serving your future
investment needs.
Peter M. Moeschter, CFA
Lead Portfolio Manager
Christopher James Peel, CFA
Peter D. Sartori
Warren Pustam, CFA
Portfolio Management Team
Top 10 Countries*
2/29/24
a
% of Total
Net Assets
a a
United States 51.9%
United Kingdom 14.6%
Japan 7.2%
France 5.1%
Germany 4.9%
South Korea 2.7%
Belgium 2.3%
India 2.0%
Taiwan 2.0%
Netherlands 1.3%
*
Does not include cash and cash equivalents.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of February 29, 2024
Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/29/24

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 5.50% and the minimum is 0%. Class A : 5.50% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return

Average Annual
Total Return

–
A

6-Month +9.09% +3.08%
1-Year +16.10% +9.73%
5-Year +26.26% +3.59%
10-Year +36.86% +2.60%
Advisor
6-Month +9.22% +9.22%
1-Year +16.40% +16.40%
5-Year +27.84% +5.03%
10-Year +40.34% +3.45%
See page 5 for Performance Summary footnotes.

Templeton Growth Fund, Inc.
Performance Summary

franklintempleton.com
Semiannual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance.
All investments involve risks, including possible loss of principal. International investments are subject to special risks, including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. To the extent the Fund invests in companies in a spe-
cific country or region, the Fund may experience greater volatility than a Fund that is more broadly diversified geographically. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. Derivative instruments can be illiquid, may disproportionately increase losses, and have a potentially large impact on performance.
The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a de-
terminative factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
These and other risks are discussed in the Fund’s prospectus.
1. The total annual operating expenses are as of the Fund's prospectus available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Prior to 9/10/18, these shares were offered at a higher initial sales charge of 5.75%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 5.50%.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Distributions
(9/1/23–2/29/24)
Share Class
Net Investment
Income
A $0.2894
C $0.2015
R $0.2704
R6 $0.3127
Advisor $0.3092
Total Annual Operating Expenses

Share Class
A 1.04%
Advisor 0.79%

Your Fund’s Expenses
Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration) : Divide your account value by
$1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6) . Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50) . In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/366 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/23
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
Ending
Account
Value 2/29/24
Expenses
Paid During
Period
9/1/23–2/29/24
1
a
Annualized
Expense
Ratio
A $1,000 $1,090.90 $5.38 $1,019.72 $5.19 1.03%
C $1,000 $1,086.60 $9.22 $1,016.02 $8.91 1.78%
R $1,000 $1,090.10 $6.68 $1,018.48 $6.45 1.28%
R6 $1,000 $1,092.90 $3.85 $1,021.19 $3.71 0.74%
Advisor $1,000 $1,092.20 $4.08 $1,020.96 $3.94 0.78%

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.19 $20.47 $25.34 $21.17 $20.96 $27.08
Income from investment operations
a
:
Net investment income
b
............. 0.06 0.22 0.14 0.37
c
0.27 0.51
Net realized and unrealized gains (losses) 2.12 3.69 (4.59) 4.03 1.16 (3.96)
Total from investment operations ........ 2.18 3.91 (4.45) 4.40 1.43 (3.45)
Less distributions from:
Net investment income .............. (0.29) (0.19) (0.42) (0.23) (0.47) (0.45)
Net realized gains ................. — — — — (0.75) (2.22)
Total distributions ................... (0.29) (0.19) (0.42) (0.23) (1.22) (2.67)
Net asset value, end of period .......... $26.08 $24.19 $20.47 $25.34 $21.17 $20.96
Total return
d
....................... 9.09% 19.23% (17.76)% 20.80% 6.53% (13.02)%
Ratios to average net assets
e
Expenses ......................... 1.03% 1.03%
f
1.05%
f
1.04%
f
1.06%
f
1.06%
f
Net investment income ............... 0.51% 0.96% 0.61% 1.53%
c
1.29% 2.20%
Supplemental data
Net assets, end of period (000’s) ........ $8,042,794 $7,654,074 $6,913,896 $9,010,906 $8,191,333 $8,604,624
Portfolio turnover rate ................ 13.09% 33.07% 42.82% 44.14%
g
52.90% 25.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.42%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.61 $20.09 $24.82 $20.71 $20.56 $26.31
Income from investment operations
a
:
Net investment income (loss)
b
........ (0.04) 0.05 (0.03) 0.19
c
0.11 0.25
Net realized and unrealized gains (losses) 2.07 3.61 (4.52) 3.95 1.12 (3.78)
Total from investment operations ........ 2.03 3.66 (4.55) 4.14 1.23 (3.53)
Less distributions from:
Net investment income .............. (0.20) (0.14) (0.18) (0.03) (0.33) —
Net realized gains ................. — — — — (0.75) (2.22)
Total distributions ................... (0.20) (0.14) (0.18) (0.03) (1.08) (2.22)
Net asset value, end of period .......... $25.44 $23.61 $20.09 $24.82 $20.71 $20.56
Total return
d
....................... 8.66% 18.31% (18.38)% 19.93% 5.70% (13.68)%
Ratios to average net assets
e
Expenses ......................... 1.78% 1.78%
f
1.80%
f
1.79%
f
1.82%
f
1.81%
f
Net investment income (loss) .......... (0.35)% 0.21% (0.13)% 0.80%
c
0.54% 1.45%
Supplemental data
Net assets, end of period (000’s) ........ $29,368 $92,670 $84,172 $111,870 $125,500 $152,392
Portfolio turnover rate ................ 13.09% 33.07% 42.82% 44.14%
g
52.90% 25.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.31)%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $23.86 $20.24 $25.05 $20.93 $20.75 $26.81
Income from investment operations
a
:
Net investment income
b
............. 0.03 0.16 0.08 0.30
c
0.21 0.44
Net realized and unrealized gains (losses) 2.10 3.64 (4.54) 3.99 1.14 (3.91)
Total from investment operations ........ 2.13 3.80 (4.46) 4.29 1.35 (3.47)
Less distributions from:
Net investment income .............. (0.27) (0.18) (0.35) (0.17) (0.42) (0.37)
Net realized gains ................. — — — — (0.75) (2.22)
Total distributions ................... (0.27) (0.18) (0.35) (0.17) (1.17) (2.59)
Net asset value, end of period .......... $25.72 $23.86 $20.24 $25.05 $20.93 $20.75
Total return
d
....................... 9.01% 18.86% (17.95)% 20.49% 6.24% (13.21)%
Ratios to average net assets
e
Expenses ......................... 1.28% 1.28%
f
1.30%
f
1.29%
f
1.31%
f
1.31%
f
Net investment income ............... 0.26% 0.71% 0.36% 1.29%
c
1.04% 1.95%
Supplemental data
Net assets, end of period (000’s) ........ $54,006 $50,808 $45,502 $60,867 $56,912 $62,515
Portfolio turnover rate ................ 13.09% 33.07% 42.82% 44.14%
g
52.90% 25.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.18%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.27 $20.50 $25.39 $21.20 $20.97 $27.10
Income from investment operations
a
:
Net investment income
b
............. 0.10 0.29 0.21 0.59
c
0.34 0.59
Net realized and unrealized gains (losses) 2.13 3.70 (4.61) 3.90 1.16 (3.97)
Total from investment operations ........ 2.23 3.99 (4.40) 4.49 1.50 (3.38)
Less distributions from:
Net investment income .............. (0.31) (0.22) (0.49) (0.30) (0.52) (0.53)
Net realized gains ................. — — — — (0.75) (2.22)
Total distributions ................... (0.31) (0.22) (0.49) (0.30) (1.27) (2.75)
Net asset value, end of period .......... $26.19 $24.27 $20.50 $25.39 $21.20 $20.97
Total return
d
....................... 9.29% 19.56% (17.50)% 21.15% 6.87% (12.73)%
Ratios to average net assets
e
Expenses ......................... 0.74% 0.73%
f
0.75%
f
0.74%
f
0.74%
f
0.73%
f
Net investment income ............... 0.81% 1.27% 0.92% 2.56%
c
1.63% 2.53%
Supplemental data
Net assets, end of period (000’s) ........ $285,195 $294,490 $277,985 $349,281 $1,342,940 $1,504,941
Portfolio turnover rate ................ 13.09% 33.07% 42.82% 44.14%
g
52.90% 25.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.45%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended
February
29, 2024
(unaudited)
Year Ended August 31,
2023 2022 2021 2020 2019
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $24.31 $20.54 $25.42 $21.24 $21.01 $27.15
Income from investment operations
a
:
Net investment income
b
............. 0.09 0.27 0.20 0.42
c
0.32 0.57
Net realized and unrealized gains (losses) 2.13 3.71 (4.60) 4.05 1.17 (3.98)
Total from investment operations ........ 2.22 3.98 (4.40) 4.47 1.49 (3.41)
Less distributions from:
Net investment income .............. (0.31) (0.21) (0.48) (0.29) (0.51) (0.51)
Net realized gains ................. — — — — (0.75) (2.22)
Total distributions ................... (0.31) (0.21) (0.48) (0.29) (1.26) (2.73)
Net asset value, end of period .......... $26.22 $24.31 $20.54 $25.42 $21.24 $21.01
Total return
d
....................... 9.22% 19.51% (17.53)% 21.06% 6.79% (12.79)%
Ratios to average net assets
e
Expenses ......................... 0.78% 0.78%
f
0.79%
f
0.80%
f
0.81%
f
0.81%
f
Net investment income ............... 0.76% 1.21% 0.85% 1.76%
c
1.54% 2.45%
Supplemental data
Net assets, end of period (000’s) ........ $182,671 $169,293 $159,910 $429,251 $377,028 $427,371
Portfolio turnover rate ................ 13.09% 33.07% 42.82% 44.14%
g
52.90% 25.30%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.26 per share related to income received in the form of special dividends and an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.66%.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
g
Excludes the value of portfolio activity as a result of in-kind transactions.

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited), February 29, 2024
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 96.0%
Belgium 2.3%
Anheuser-Busch InBev SA/NV ...... Beverages 3,359,292 $ 203,056,288
China 1.2%
Li Ning Co. Ltd. .................. Textiles, Apparel & Luxury Goods 40,676,500 100,638,791
France 5.1%
Danone SA ..................... Food Products 3,038,223 193,891,147
a
Forvia SE ...................... Automobile Components 5,721,440 81,625,696
Thales SA ...................... Aerospace & Defense 1,104,179 163,779,968
439,296,811
Germany 4.9%
Continental AG .................. Automobile Components 1,883,049 151,063,279
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 4,319,416 155,105,580
SAP SE ....................... Software 620,319 116,254,441
422,423,300
India 2.0%
Reliance Industries Ltd. ............ Oil, Gas & Consumable Fuels 4,927,806 173,479,814
Japan 7.2%
Hitachi Ltd. ..................... Industrial Conglomerates 1,050,469 88,999,275
Honda Motor Co. Ltd. ............. Automobiles 9,669,102 114,897,512
Komatsu Ltd. ................... Machinery 3,956,560 114,855,215
Nitori Holdings Co. Ltd. ............ Specialty Retail 1,091,242 160,516,419
Sony Group Corp. ................ Household Durables 1,609,780 138,684,258
617,952,679
Netherlands 1.3%
Shell plc ....................... Oil, Gas & Consumable Fuels 3,603,035 111,445,707
South Korea 2.7%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 4,206,638 231,577,515
Switzerland 0.8%
Adecco Group AG ................ Professional Services 1,747,118 70,041,570
Taiwan 2.0%
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .................. Semiconductors & Semiconductor Equipment 1,326,478 170,677,924
United Kingdom 14.6%
BAE Systems plc ................ Aerospace & Defense 12,251,942 192,322,311
Barratt Developments plc .......... Household Durables 8,814,121 52,006,317
BP plc ......................... Oil, Gas & Consumable Fuels 32,604,325 189,440,951
Lloyds Banking Group plc .......... Banks 252,013,309 149,015,203
Persimmon plc .................. Household Durables 2,996,282 51,638,326
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 92,499,149 431,738,939
Unilever plc ..................... Personal Care Products 3,866,424 189,272,538
1,255,434,585
United States 51.9%
Albemarle Corp. ................. Chemicals 1,172,564 161,637,947
a
Alphabet, Inc. , A ................. Interactive Media & Services 2,168,788 300,290,386
a
Amazon.com, Inc. ................ Broadline Retail 1,183,363 209,171,244
Bank of America Corp. ............ Banks 5,513,427 190,323,500
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 30,528 105,896,442
CNH Industrial NV ................ Machinery 11,119,040 132,872,528
Comcast Corp. , A ................ Media 4,569,090 195,785,507
a
Dollar Tree, Inc. ................. Consumer Staples Distribution & Retail 1,195,432 175,345,966

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
HCA Healthcare, Inc. .............. Health Care Providers & Services 315,919 $ 98,471,952
Honeywell International, Inc. ........ Industrial Conglomerates 421,289 83,722,763
Hyatt Hotels Corp. , A .............. Hotels, Restaurants & Leisure 869,201 133,500,582
a
ICON plc ....................... Life Sciences Tools & Services 364,849 116,977,886
Intercontinental Exchange, Inc. ...... Capital Markets 748,903 103,663,153
Lear Corp. ..................... Automobile Components 913,521 125,472,109
Medtronic plc ................... Health Care Equipment & Supplies 2,345,991 195,561,810
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 2,269,255 205,617,196
Microsoft Corp. .................. Software 274,032 113,350,597
PNC Financial Services Group, Inc.
(The) ........................ Banks 926,823 136,428,346
Schneider Electric SE ............. Electrical Equipment 613,435 139,441,991
Starbucks Corp. ................. Hotels, Restaurants & Leisure 1,221,594 115,929,271
Target Corp. .................... Consumer Staples Distribution & Retail 1,665,765 254,728,784
Thermo Fisher Scientific, Inc. ....... Life Sciences Tools & Services 192,842 109,954,652
TJX Cos., Inc. (The) .............. Specialty Retail 2,153,502 213,498,188
Union Pacific Corp. ............... Ground Transportation 933,373 236,787,396
UnitedHealth Group, Inc. ........... Health Care Providers & Services 361,772 178,570,659
Visa, Inc. , A ..................... Financial Services 396,952 112,194,513
Walt Disney Co. (The) ............. Entertainment 2,053,605 229,141,246
a
YETI Holdings, Inc. ............... Leisure Products 2,034,101 83,479,505
4,457,816,119
Total Common Stocks (Cost $ 6,370,367,887 ) ....................................
8,253,841,103
a a a a a
Escrows and Litigation Trusts 0.0%
a,b
Hemisphere Properties India Ltd.,
Escrow Account ................ 104,748 —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 6,370,367,887 ) .............................
8,253,841,103
Short Term Investments 4.6%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Time Deposits 4.6%
Canada 3.9%
National Bank of Canada , 5.31% ,
3/01/24 ...................... 156,700,000 156,700,000
Royal Bank of Canada , 5.3% , 3/01/24 . 177,000,000 177,000,000
333,700,000
France 0.7%
Credit Agricole Corporate and
Investment Bank SA , 5.3% , 3/01/24 . 60,000,000 60,000,000
Total Time Deposits (Cost $ 393,700,000 ) .......................................
393,700,000
a a a a a
Total Short Term Investments (Cost $ 393,700,000 ) ...............................
393,700,000
a a a
Total Investments (Cost $ 6,764,067,887 ) 100.6% ................................
$8,647,541,103
Other Assets, less Liabilities (0.6) % ...........................................
(53,506,489)
Net Assets 100.0% ...........................................................
$8,594,034,614
a a a

Templeton Growth Fund, Inc.
Schedule of Investments (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 26 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 8 regarding fair value measurements.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Growth Fund,
Inc.
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $6,764,067,887
Value - Unaffiliated issuers .................................................................. $8,647,541,103
Cash .................................................................................... 14,036
Receivables:
Capital shares sold ........................................................................ 1,496,311
Dividends and interest ..................................................................... 16,222,125
European Union tax reclaims (Note 1 d ) ......................................................... 972,849
Total assets .......................................................................... 8,666,246,424
Liabilities:
Payables:
Investment securities purchased .............................................................. 2,886,811
Capital shares redeemed ................................................................... 6,829,995
Management fees ......................................................................... 4,662,932
Distribution fees .......................................................................... 1,620,035
Transfer agent fees ........................................................................ 1,373,079
Directors' fees and expenses ................................................................ 72,658
IRS closing agreement payments for European Union tax reclaims (Note 1 d ) ............................. 53,060,280
Deferred tax ............................................................................... 1,130,024
Accrued expenses and other liabilities ........................................................... 575,996
Total liabilities ......................................................................... 72,211,810
Net assets, at value ................................................................. $8,594,034,614
Net assets consist of:
Paid-in capital ............................................................................. $7,084,972,019
Total distributable earnings (losses) ............................................................. 1,509,062,595
Net assets, at value ................................................................. $8,594,034,614

Templeton Growth Fund, Inc.
Financial Statements
Statement of Assets and Liabilities
(continued)
February 29, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Growth Fund,
Inc.
Class A:
Net assets, at value ....................................................................... $8,042,793,720
Shares outstanding ........................................................................ 308,379,139
Net asset value per share
a ,b
.................................................................. $26.08
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $27.60
Class C:
Net assets, at value ....................................................................... $29,368,452
Shares outstanding ........................................................................ 1,154,450
Net asset value and maximum offering price per share
a ,b
............................................ $25.44
Class R:
Net assets, at value ....................................................................... $54,006,145
Shares outstanding ........................................................................ 2,100,138
Net asset value and maximum offering price per share
b
............................................. $25.72
Class R6:
Net assets, at value ....................................................................... $285,195,438
Shares outstanding ........................................................................ 10,891,034
Net asset value and maximum offering price per share
b
............................................. $26.19
Advisor Class:
Net assets, at value ....................................................................... $182,670,859
Shares outstanding ........................................................................ 6,966,018
Net asset value and maximum offering price per share
b
............................................. $26.22
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Growth Fund, Inc.
Financial Statements
Statement of Operations
for the six months ended February 29, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Growth Fund,
Inc.
Investment income:
Dividends: (net of foreign taxes of $2,255,292)
Unaffiliated issuers ........................................................................ $52,204,921
Interest:
Unaffiliated issuers ........................................................................ 11,958,873
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 161
Other income (Note 1 d ) ...................................................................... 34,027
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 d ) .......................... (1,458,473)
Total investment income ................................................................... 62,739,509
Expenses:
Management fees (Note 3a) ................................................................... 28,192,749
Distribution fees: (Note 3c)
    Class A ................................................................................ 9,520,863
    Class C ................................................................................ 175,626
    Class R ................................................................................ 126,433
Transfer agent fees: (Note 3e)
    Class A ................................................................................ 2,436,053
    Class C ................................................................................ 11,349
    Class R ................................................................................ 16,174
    Class R6 ............................................................................... 24,789
    Advisor Class ............................................................................ 54,216
Custodian fees ............................................................................. 152,710
Reports to shareholders fees .................................................................. 163,094
Registration and filing fees .................................................................... 72,992
Professional fees ........................................................................... 50,283
Directors' fees and expenses .................................................................. 519,768
Other .................................................................................... 155,800
Total expenses ......................................................................... 41,672,899
Net investment income ................................................................ 21,066,610
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $991,033)
Unaffiliated issuers ...................................................................... (146,966,393)
Foreign currency transactions ................................................................ 36,256
Net realized gain (loss) .................................................................. (146,930,137)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 851,438,039
Translation of other assets and liabilities denominated in foreign currencies .............................. (107,273)
Change in deferred taxes on unrealized appreciation ............................................... (1,130,024)
Net change in unrealized appreciation (depreciation) ............................................ 850,200,742
Net realized and unrealized gain (loss) ............................................................ 703,270,605
Net increase (decrease) in net assets resulting from operations .......................................... $724,337,215

Templeton Growth Fund, Inc.
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Growth Fund, Inc.
Six Months Ended
February 29, 2024
(unaudited)
Year Ended
August 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $21,066,610 $77,388,295
Net realized gain (loss) ................................................. (146,930,137) 138,235,907
Net change in unrealized appreciation (depreciation) ........................... 850,200,742 1,177,819,374
Net increase (decrease) in net assets resulting from operations ................ 724,337,215 1,393,443,576
Distributions to shareholders:
Class A ............................................................. (90,690,115) (64,548,857)
Class C ............................................................. (241,681) (578,484)
Class R ............................................................. (570,050) (395,576)
Class R6 ............................................................ (3,250,827) (2,730,340)
Advisor Class ........................................................ (2,127,889) (1,571,073)
Total distributions to shareholders .......................................... (96,880,562) (69,824,330)
Capital share transactions: (Note 2 )
Class A ............................................................. (201,718,032) (485,852,353)
Class C ............................................................. (64,932,283) (5,779,179)
Class R ............................................................. (693,048) (2,613,035)
Class R6 ............................................................ (27,460,723) (31,508,472)
Advisor Class ........................................................ 47,066 (17,996,416)
Total capital share transactions ............................................ (294,757,020) (543,749,455)
Net increase (decrease) in net assets ................................... 332,699,633 779,869,791
Net assets:
Beginning of period ..................................................... 8,261,334,981 7,481,465,190
End of period .......................................................... $8,594,034,614 $8,261,334,981

Templeton Growth Fund, Inc.

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
1. Organization and Significant Accounting Policies
Templeton Growth Fund, Inc. (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. The Fund offers five classes of shares: Class A, Class
C, Class R, Class R6 and Advisor Class. Class C shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Directors (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in time deposits are valued at cost, which
approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
February 29, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. The Fund may receive income from the investment of
cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the event
of default by a third party borrower. At February 29, 2024, the
Fund had no securities on loan.
d. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded the estimated payments as a reduction to income, as reflected in the Statement of Operations.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 29, 2024, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and  accretion of discount on debt securities are
included in interest income. Dividend income is  recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not  available. In such cases, the dividend is recorded as soon as the information
is received by the  Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent
or temporary. Permanent differences are reclassified
among capital accounts to reflect their tax character.
These reclassifications have no impact on net assets or
the results of operations. Temporary differences are not
reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and directors are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
2. Shares of Beneficial Interest
At February 29, 2024, there were 2.7 million shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
Six Months Ended
February 29, 2024
Year Ended
August 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 7,991,248 $193,228,359 14,057,965 $317,803,676
Shares issued in reinvestment of distributions .......... 2,987,013 72,883,150 2,405,692 52,179,509
Shares redeemed ............................... (19,062,198) (467,829,541) (37,689,662) (855,835,538)
Net increase (decrease) .......................... (8,083,937) $(201,718,032) (21,226,005) $(485,852,353)
Class C Shares:
Shares sold ................................... 70,429 $1,669,961 868,500 $19,198,683
Shares issued in reinvestment of distributions .......... 10,070 240,065 27,130 577,316
Shares redeemed
a
.............................. (2,851,702) (66,842,309) (1,160,012) (25,555,178)
Net increase (decrease) .......................... (2,771,203) $(64,932,283) (264,382) $(5,779,179)
Class R Shares:
Shares sold ................................... 82,601 $1,994,320 216,492 $4,871,971
Shares issued in reinvestment of distributions .......... 23,683 570,050 18,459 395,576
Shares redeemed ............................... (135,357) (3,257,418) (354,173) (7,880,582)
Net increase (decrease) .......................... (29,073) $(693,048) (119,222) $(2,613,035)
Class R6 Shares:
Shares sold ................................... 667,632 $16,724,744 525,898 $12,032,432
Shares issued in reinvestment of distributions .......... 132,565 3,245,183 108,785 2,361,726
Shares redeemed ............................... (2,042,604) (47,430,650) (2,059,895) (45,902,630)
Net increase (decrease) .......................... (1,242,407) $(27,460,723) (1,425,212) $(31,508,472)
Advisor Class Shares:
Shares sold ................................... 721,843 $17,923,930 1,110,827 $25,086,506
Shares issued in reinvestment of distributions .......... 84,160 2,063,612 68,096 1,481,094
Shares redeemed ............................... (805,048) (19,940,476) (1,999,162) (44,564,016)
Net increase (decrease) .......................... 955 $47,066 (820,239) $(17,996,416)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Asset Management Ltd (Asset Management) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended February 29, 2024, the annualized gross effective investment management fee rate was 0.693% of the
Fund’s average daily net assets.
Effective March 31, 2024, under a subadvisory agreement, Asset Management, an affiliate of Global Advisors, will provide subadvisory services to the Fund. The subadvisory fee will be paid by Global Advisors based on Fund's average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses
Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.780% Up to and including $200 million
0.765% Over $200 million, up to and including $700 million
0.730% Over $700 million, up to and including $1 billion
0.715% Over $1 billion, up to and including $1.2 billion
0.690% Over $1.2 billion, up to and including $5 billion
0.675% Over $5 billion, up to and including $10 billion
0.655% Over $10 billion, up to and including $15 billion
0.635% Over $15 billion, up to and including $20 billion
0.615% Over $20 billion, up to and including $25 billion
0.605% Over $25 billion, up to and including $30 billion
0.595% Over $30 billion, up to and including $35 billion
0.585% Over $35 billion, up to and including $40 billion
0.575% Over $40 billion, up to and including $45 billion
0.565% In excess of $45 billion
3. Transactions with Affiliates
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. Effective October 1, 2023, the fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. Prior to October 1, 2023, the fees were based on an annualized asset based fee of 0.016% plus a transaction based fee. In addition, each class reimburses Investor
Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes'
aggregate net assets. Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended February 29, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$1,202,800 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until December 31, 2024.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
Class A .................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $78,857
CDSC retained .............................................................................. $1,409
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $123,858,473
Long term ................................................................................ 57,089,462
Total capital loss carryforwards ............................................................... $180,947,935
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
At February 29, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and corporate actions.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended February 29, 2024, aggregated
$1,020,247,957 and $1,269,776,840, respectively.
6. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
7. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the  Statement of Operations. During the period ended February 29, 2024, the Fund did not use the Global Credit Facility.
8. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Cost of investments .......................................................................... $6,825,622,848
Unrealized appreciation ........................................................................ $2,062,422,210
Unrealized depreciation ........................................................................ (240,503,955)
Net unrealized appreciation (depreciation) .......................................................... $1,821,918,255
4. Income Taxes
(continued)

Templeton Growth Fund, Inc.
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of February 29, 2024, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Growth Fund, Inc.
Assets:
Investments in Securities:
Common Stocks :
Belgium .............................. $ — $ 203,056,288 $ — $ 203,056,288
China ............................... — 100,638,791 — 100,638,791
France ............................... — 439,296,811 — 439,296,811
Germany ............................. — 422,423,300 — 422,423,300
India ................................ — 173,479,814 — 173,479,814
Japan ............................... — 617,952,679 — 617,952,679
Netherlands ........................... — 111,445,707 — 111,445,707
South Korea .......................... — 231,577,515 — 231,577,515
Switzerland ........................... — 70,041,570 — 70,041,570
Taiwan ............................... 170,677,924 — — 170,677,924
United Kingdom ........................ — 1,255,434,585 — 1,255,434,585
United States .......................... 4,318,374,128 139,441,991 — 4,457,816,119
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... — 393,700,000 — 393,700,000
Total Investments in Securities ........... $4,489,052,052 $4,158,489,051
b
$— $8,647,541,103
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $3,764,789,051, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
8. Fair Value Measurements
(continued)

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
Board Approval of Investment
Management Agreements
TEMPLETON GROWTH FUND, INC.
(Fund)
At an in-person meeting held on February 26, 2024
(Meeting), the Board of Trustees (Board) of the Fund,
including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940)
(Independent Trustees), reviewed and approved a new
investment sub-advisory agreement between Templeton
Global Advisors Limited (Manager), the Fund’s investment
manager, and Templeton Asset Management Ltd. (Sub-
Adviser), an affiliate of the Manager, on behalf of the Fund
(Sub-Advisory Agreement), for an initial two-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the Sub-Advisory Agreement.
The Board reviewed and considered information provided by
the Manager at the Meeting with respect to the Sub-Advisory
Agreement. The Board also reviewed and considered the
factors it deemed relevant in approving the Sub-Advisory
Agreement, including, but not limited to: (i) the nature,
extent, and quality of the services to be provided by the
Sub-Adviser; and (ii) the costs of the services to be provided by the Sub-Adviser. The Board further reviewed and
considered information provided by management showing
the expected impact of hiring the Sub-Adviser on the
Manager’s profitability consistent with the Order (as defined below). The Board also considered that management
proposed that the Board approve the Sub-Advisory
Agreement in order to facilitate portfolio management team
changes, effective March 31, 2024. The Board reviewed
and further considered the form of Sub-Advisory Agreement
and the terms of the Sub-Advisory Agreement, which
were discussed at the Meeting, noting that the terms and
conditions of the Sub-Advisory Agreement were identical
(except with respect to the sub-advisory fee) to the terms
and conditions of sub-advisory agreements for other Franklin
Templeton (FT) mutual funds.
In approving the Sub-Advisory Agreement, the Board,
including a majority of the Independent Trustees, determined that the hiring of the Sub-Adviser is in the best interests of the Fund and its shareholders and does not involve a conflict of interest from which the Manager or Sub-Adviser derives
an inappropriate advantage. The Board also determined
that the terms of the Sub-Advisory Agreement are fair and
reasonable. While attention was given to all information
furnished, the following discusses some primary factors
relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services to be provided by the Sub-Adviser and currently
being provided by the Manager and its affiliates to the Fund and its shareholders. In doing so, the Board noted that the
Fund employs a “manager of managers” structure pursuant
to an exemptive order (Order) granted to the Manager by
the U.S. Securities and Exchange Commission, whereby the
Manager and the Fund may, without shareholder approval,
enter into sub-advisory agreements with sub-advisers
that are indirect or direct wholly owned subsidiaries of
Franklin Resources, Inc. (FRI). In particular, with respect
to the Sub-Adviser, the Board took into account that the
new portfolio manager proposed to serve as a portfolio
manager for the Fund is an employee of the Sub-Adviser.
The Board reviewed and considered information regarding
the nature, quality and extent of investment sub-advisory
services to be provided by the Sub-Adviser to the Fund and
its shareholders under the Sub-Advisory Agreement; the
Sub-Adviser’s experience as a manager of other funds and
accounts, including those within the FT organization; the
personnel, operations, financial condition, and investment
management capabilities, methodologies and resources
of the Sub-Adviser and the Sub-Adviser’s capabilities,
as demonstrated by, among other things, its policies and
procedures reasonably designed to prevent violations of the
federal securities laws.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of FRI, the parent of the Manager and the Sub-
Adviser, and its commitment to the mutual fund business as
evidenced by its reassessment of fund offerings in response
to the market environment and project initiatives and capital investments relating to the services provided to the Fund
by the FT organization. The Board specifically noted FT’s
commitment to technological innovation and advancement
and investments to promote alternative investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services to be provided by the Sub-Adviser to the Fund and its
shareholders.

Templeton Growth Fund, Inc.
Shareholder Information

franklintempleton.com
Semiannual Report
Fund Performance
The Board noted its review and consideration of and
conclusions made regarding the performance results of the
Fund in connection with the 2023 annual contract renewals
(“Annual Contract Renewal”) of the Fund’s investment
management agreement and at regular Board meetings
throughout the year.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the investment sub-advisory fee to be charged by the Sub-
Adviser. The Board noted that the addition of the Sub-
Adviser will have no impact on the amount of management
fees that are currently paid by the Fund as the Sub-Adviser
will be paid by the Manager out of the management fee that
the Manager receives from the Fund. The Board further
noted that the allocation of the fee between the Manager
and the Sub-Adviser reflected the services to be provided
by the Sub-Adviser. The Board concluded that the proposed
investment sub-advisory fee to be paid to the Sub-Adviser is reasonable.
Management Profitability and Economies of Scale
The Board noted management’s belief that the Manager’s
profitability is not expected to materially change as a result of the addition of the Sub-Adviser. The Board determined that
its conclusions regarding profitability and economies of scale reached in connection with the Annual Contract Renewal of
the investment management agreement with the Manager
had not changed as a result of the proposal to approve the
Sub-Advisory Agreement.
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the Sub-Advisory Agreement for an initial two-year period.
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of, the
Fund’s financial reports every six months. In addition, you
will receive as an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)632-
2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

101 S 04/24
© 2024 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Semiannual Report
Templeton Growth Fund, Inc.
Investment Manager Distributor Shareholder Services
Templeton Global Advisors Limited Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and
David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.                   N/A

Item 5. Audit Committee
of Listed Registrants.
                    N/A

Item 6. Schedule of Investments.
                                  N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                                 N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                       N/A

Item 13. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 14. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GROWTH FUND, INC.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\CHRISTOPHER KINGS _________________
Christopher Kings
      Chief Executive Officer - Finance and Administration
Date  April 29, 2024

By S\JEFFREY WHITE______________________
      Jeffrey White
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 29, 2024